Note 4 - Anti-dilutive Securities (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Stock Compensation Plan [Member]
Anti-dilutive securities (in shares)	3,163,600	5,287,736	3,163,600	5,287,736	3,463,600	5,487,752
Convertible Debt Securities [Member]
Anti-dilutive securities (in shares)	2,466,667	2,667,443	2,466,667	2,667,443	2,466,667	2,666,668
Warrant [Member]
Anti-dilutive securities (in shares)	3,525,500	4,650,000	3,525,500	4,650,000	2,550,000	4,550,000
Anti-dilutive securities (in shares)					8,480,267	12,704,420